BIOLOGICAL ASSETS - Narrative (Details) - Kilogram			13 Months Ended
	Sep. 30, 2023	Aug. 31, 2022	Sep. 30, 2023
Disclosure of detailed information about biological assets [abstract]
Estimated harvest yields for the cannabis on plants (in kilogram)	26,917	27,405
Growing cycle completion (in percent)			50.00%
Proportion of harvest date expected fair value less costs to sell (in percent)			50.00%